Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
As of December 31, 2018 and 2019, the Term Loan had an outstanding balance of:

	December 31, 2018	December 31, 2019
	(in thousands)
Term Loan	$1,505,002	$1,374,022
Unamortized deferred financing costs	(18,556)	(14,331)
Unamortized original issue discount	(16,361)	(12,635)
Net Term Loan	1,470,085	1,347,056
Current portion of Term Loan	31,606	31,606
Term Loan—long term	$1,438,479	$1,315,450

As of December 31, 2018 and 2019, the Senior Notes had an outstanding balance of:

	December 31, 2018	December 31, 2019
	(in thousands)
Senior Notes	$350,000	$350,000
Unamortized deferred financing costs	(13,436)	(11,359)
Unamortized original issue discounts	(4,988)	(4,224)
Net Senior Notes	331,576	334,417
Current portion of Senior Notes	—	—
Senior Notes—long term	$331,576	$334,417

As of December 31, 2018 and 2019, notes payable, net of original issuance discounts (sometimes referred to as "OID") and deferred financing costs, consisted of the following:

	December 31, 2018	December 31, 2019
	(in thousands)
Term Loan	$1,470,085	$1,347,056
Notes	331,576	334,417
Revolving credit facilities	—	—
Total notes payable	1,801,661	1,681,473
Current portion of notes payable	31,606	31,606
Notes Payable—long term	$1,770,055	$1,649,867

Summary of Maturity of the Notes Payable
The maturity of the notes payable as of December 31, 2019 is as follows:

Amounts
Maturity date as of December 31,	(in thousands)
2020	$31,606
2021	31,606
2022	31,606
2023	1,279,204
2024	350,000
Thereafter	—
Total	$1,724,022

Summary of Interest Rates and Interest Expense
The following table provides a summary of loan interest rates incurred and interest expense for the years ended December 31, 2017, 2018 and 2019:

	For the Year Ended December 31,
	2017	2018	2019
	(dollars in thousands)
Interest rate—LIBOR	5.14%-6.68%	5.46%-6.44%	5.45%-6.44%
Interest rate—alternate base	*	*	*
Interest rate—Notes	10.875%	10.875%	10.875%
Non-refundable fee—unused facility	0.50%	0.50%	0.50%
Interest expense and service fees	$138,041	$136,094	$132,326
Loss on extinguishment of debt	992	331	—
Deferred financing costs immediately expensed	5,487	1,228	—
Amortization of deferred financing fees	7,316	6,454	7,179
Amortization of original issue discounts	3,860	4,305	4,490
Amortization of net present value of deferred consideration	632	373	163
Other interest expense	814	695	$518
Total interest expense	$157,142	$149,480	$144,676
* The Company did not have debt bearing interest based on the alternate base rate for the years ended December 31, 2018 and 2019.